TAXATION - Tax Charge Reconciled to Profit Before Taxation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Profit before taxation	£ 131	£ 1,031	£ 346
Tax at the corporation tax rate of 25.0%	33	258	81
Tax effect of earnings from associates	(9)	(9)	(15)
Irrecoverable withholding taxes	31	29	35
Tax effect of items that are not deductible in determining taxable profits	59	101	39
Tax effect of non-deductible goodwill impairment	166	65	16
Effect of different tax rates in subsidiaries operating in other jurisdictions	10	18	42
Origination and reversal of unrecognised temporary differences	5	(10)	9
Tax losses not recognised or utilised in the year	32	21	44
Utilisation of tax losses not previously recognised	(12)	(6)	(15)
Net release of prior year provisions in relation to acquired businesses	(1)	0	(4)
Other prior year adjustments	(12)	(70)	(83)
Impact of OECD Pillar Two income taxes	1	5	0
Tax charge	£ 303	£ 402	£ 149
Effective tax rate on profit before tax	231.30%	39.00%	43.10%